DISCONTINUED OPERATIONS - Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations		$ (616,531)	$ 35,343	$ 24,486	$ 28,434	$ 57,613	$ 37,170	$ 42,723	$ 41,186	$ (528,268)	$ 178,692	$ 132,206
Net income from discontinued operations attributable to noncontrolling interests										(2,187)	(2,511)	(1,876)
Net (loss) income from discontinued operations attributable to CB&I		$ (616,903)	$ 34,413	$ 24,049	$ 27,986	$ 56,560	$ 36,695	$ 42,326	$ 40,600	(530,455)	176,181	130,330
Technology
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue										636,818	779,725	618,172
Cost of revenue										388,632	495,002	384,887
Gross profit										248,186	284,723	233,285
Selling and administrative expense										44,652	48,355	47,435
Intangibles amortization										18,033	18,044	19,689
Other operating expense (income), net										4	(7,581)	73
Equity earnings										(18,834)	(22,442)	(25,910)
Integration related costs										0	0	5,029
Operating (loss) income from discontinued operations										204,331	248,347	186,969
Interest expense										(73,302)	(62,801)	(55,487)
Interest income										57	61	150
(Loss) income from discontinued operations before taxes										131,086	185,607	131,632
Income tax expense										(40,455)	(52,809)	(38,313)
Net (loss) income from discontinued operations										90,631	132,798	93,319
Net income from discontinued operations attributable to noncontrolling interests										0	0	0
Net (loss) income from discontinued operations attributable to CB&I										90,631	132,798	93,319
Sale of Capital Services | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue										2,211,835	2,385,863	2,217,369
Cost of revenue										2,063,189	2,227,041	2,051,861
Gross profit										148,646	158,822	165,508
Selling and administrative expense										51,833	50,745	46,332
Intangibles amortization										16,600	19,960	19,960
Other operating expense (income), net										(2,328)	(1,353)	(1,240)
Goodwill impairment										655,000	0	0
Integration related costs										0	0	8,300
Operating (loss) income from discontinued operations										(572,459)	89,470	92,156
Interest expense										(24,109)	(23,857)	(22,372)
Interest income										1,155	1,244	1,154
(Loss) income from discontinued operations before taxes										(595,413)	66,857	70,938
Income tax expense	$ (55,800)									(23,486)	(20,963)	(32,051)
Net (loss) income from discontinued operations										(618,899)	45,894	38,887
Net income from discontinued operations attributable to noncontrolling interests										(2,187)	(2,511)	(1,876)
Net (loss) income from discontinued operations attributable to CB&I										(621,086)	$ 43,383	$ 37,011
Chevron Lummus Global
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business										$ 7,500